UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Management LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169



13F File Number: 28-06371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550


Signature, Place and Date of Signing:


/s/ Kevin McLaughlin           New York, N.Y.                      8/13/02
--------------------           -------------------------------     -------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:   $164,704
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE


                                      Title                Market    Shares/    Sh/ Put/  Invstmt   Other          Voting Authority
Name of Issuer                        of Class  CUSIP      Value     Prn Amt.   Prn Call  Discretn  Managers     Sole  Shared  None
--------------                        --------  -----      -----     --------   --------  --------  --------     ----  ------  ----

American International Group, Inc.    Common    026874107   13,357     195,763  SH          Sole               195,763    0     0
American Water Works Company, Inc.    Common    030411102    4,684     108,400  SH          Sole               108,400    0     0
AT&T Canada Inc.                      Common    00207Q202    1,225      49,000  SH  Put     Sole                49,000    0     0
AT&T Corp.                            Common    001957109    1,500     150,000  SH  Put     Sole               150,000    0     0
AT&T Corp.                            Common    001957109      375      50,000  SH  Put     Sole                50,000    0     0
barnesandnoble.com inc.               Common    067846105       88      93,100  SH          Sole                93,100    0     0
Comcast Corporation                   Common    200300101    2,000      50,000  SH  Put     Sole                50,000    0     0
Comcast Corporation                   Common    200300101    1,210      50,000  SH          Sole                50,000    0     0
Deutsche Bank AG                      Common    009992499    2,100      35,000  SH  Put     Sole                35,000    0     0
Dreyer's Grand Ice Cream, Inc.        Common    261878102    3,430      50,000  SH          Sole                50,000    0     0
Duke Energy Corporation               Common    264399106    2,750     100,000  SH  Put     Sole               100,000    0     0
Echostar Communications Corporation   Common    278762109    1,154      62,200  SH          Sole                62,200    0     0
Gemstar-TV Guide International, Inc.  Common    36866W106    1,250     100,000  SH  Call    Sole               100,000    0     0
General Dynamics Corporation          Common    369550108    2,500      25,000  SH  Put     Sole                25,000    0     0
Golden State Bancorp Inc.             Common    381197102   15,769     435,000  SH          Sole               435,000    0     0
Immunex Corporation                   Common    452528102    3,128     140,000  SH          Sole               140,000    0     0
J.P. Morgan Chase & Co.               Common    46625H100    2,500     100,000  SH  Put     Sole               100,000    0     0
JP Realty, Inc.                       Common    46624A106    8,579     321,900  SH          Sole               321,900    0     0
Merck & Co. Inc.                      Common    589331107    2,000      50,000  SH  Put     Sole                50,000    0     0
Merck & Co. Inc.                      Common    589331107    2,250      50,000  SH  Put     Sole                50,000    0     0
Northrop Grumman Corporation          Common    666807102    5,750      50,000  SH  Put     Sole                50,000    0     0
Northrop Grumman Corporation          Common    666807102    6,000      50,000  SH  Put     Sole                50,000    0     0
Northrop Grumman Corporation          Common    666807102    6,250      50,000  SH  Put     Sole                50,000    0     0
Pennzoil-Quaker State Company         Common    709323109    2,153     100,000  SH          Sole               100,000    0     0
Pepsi-Gemex S.A.                      GDR       713435105    2,469     249,400  SH          Sole               249,400    0     0
Perot Systems Corporation             Common    714265105      225      30,000  SH  Put     Sole                30,000    0     0
Phillips Petroleum Company            Common    718507106    2,396      40,700  SH          Sole                40,700    0     0
Quest Diagnostics Incorporated        Common    74834L100    1,403      16,300  SH          Sole                16,300    0     0
Royal Caribbean Cruises Ltd.          Common    010775124      975      50,000  SH          Sole                50,000    0     0
The News Corporation Limited          ADR       652487802    2,310     116,955  SH          Sole               116,955    0     0
Trigon Healthcare, Inc.               Common    89618L100   11,567     115,000  SH          Sole               115,000    0     0
TriPath Imaging, Inc.                 Common    896942109      122      28,000  SH          Sole                28,000    0     0
TRW Inc.                              Common    872649108    6,750     150,000  SH  Put     Sole               150,000    0     0
TRW Inc.                              Common    872649108   10,280     205,600  SH  Put     Sole               205,600    0     0
TRW Inc.                              Common    872649108   27,197     477,300  SH          Sole               477,300    0     0
Wachovia Corporation                  Common    929903102    6,089     159,494  SH          Sole               159,494    0     0
Worldcom, Inc. - MCI Group            Common    98157D304       53      31,352  SH          Sole                31,352    0     0
Worldcom, Inc. - Worldcom Group       Common    98157D106      866   1,042,979  SH          Sole             1,042,979    0     0
                                                           -------
                                                           164,704





03164.0001 #343326